CAPITAL AND RESERVES	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [abstract]
CAPITAL AND RESERVES
21.	CAPITAL AND RESERVES

Share capital

	Class ‘A’ Ordinary shares	Class ‘A’ Ordinary shares
In thousands of shares	2020	2019
In issue at January 1	96,162	96,162
Issued for cash	-	-

In issue at December 31	96,162	96,162

	ADS	ADS
In thousands of ADSs	2020	2019
Balance at January 1	24,041	24,041
Issued for cash	-	-

Balance at December 31	24,041	24,041

	Class ‘A’ Treasury shares	Class ‘A’ Treasury shares
In thousands of shares	2020	2019
Balance at January 1	12,556	12,556
Purchased during the year	-	-

Balance at December 31	12,556	12,556

	ADS Treasury shares	ADS Treasury shares
In thousands of ADSs	2020	2019
Balance at January 1	3,139	3,139
Purchased during the year	-	-

Balance at December 31	3,139	3,139

The Group had authorised share capital of 200,700,000 ‘A’ ordinary shares of US$0.0109 each (2019: 200,700,000 ‘A’ ordinary shares of US$0.0109 each) as at December 31, 2020. The Group did not issue any shares from the exercise of employee options and did not repurchase any ‘A’ ordinary shares under its share buyback program in either 2019 or 2020. No dividends have been paid in the last five years. The last dividend paid was in respect of the 2014 financial year.

Translation reserve

The translation reserve comprises all foreign exchange differences arising from the translation of the financial statements of foreign currency denominated operations of the Group since January 1, 2004.

Hedging reserve

The hedging reserve comprises the effective portion of the cumulative net change in the fair value of cash flow hedging instruments related to hedged transactions entered into but not yet crystallised. The hedging reserve is shown within Other Reserves in the Consolidated Statement of Financial Position.

Treasury shares

During 2020, the Group did not purchase any (2019: nil) (2018: 107,740) ‘A’ Ordinary shares (2019: nil ADS’s) (2018: 26,935 ADS’s) ‘Treasury shares’. The total cost of these shares in 2018 was US$139,000.